Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Summary of Accounts Receivable, Net
	As of December 31,
	2018	2019
	US$	US$
Accounts receivable, gross	33,979,863	50,063,491
Less: allowance for doubtful accounts	(140,335)	(234,072)
Accounts receivable, net	33,839,528	49,829,419

Summary of Movement of Allowance of Doubtful Accounts

	Year ended December 31,
	2017	2018	2019
	US$	US$	US$
At beginning of period	11,746	78,376	140,335
Addition	79,068	114,913	483,130
Reversal	(12,438)	(52,954)	(389,393)
At end of period	78,376	140,335	234,072